UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ___

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadway Gate Capital, LLC
Address:  152 West 57th Street, 19th Floor
          New York, New York  10019

13F File Number: 028-13286


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Dominic Giafaglione
Title:  Chief Financial Officer
Phone:  (212) 823-0953


Signature, Place and Date of Signing:

/s/ Dominic Giafaglione       New York, New York             November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     17

Form 13F Information Table Value Total:     $175,017
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.        Form 13F File Number           Name

1.         028-13288                      Broadway Gate Master Fund, Ltd.
----       ---------------------          --------------------------------

                                                FORM 13F INFORMATION TABLE

                                                Broadway Gate Capital, LLC
                                                    September 30, 2009


COLUMN 1                   COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8
---------------          ---------   -----------   ---------     -------------------  -----------   ---------  --------------------
                            TITLE                    VALUE        SHRS OR   SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER            OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION    MANAGERS   SOLE   SHARED  NONE
---------------          ---------   -----------   ---------     -------------------  -----------   ---------  --------------------
ADOBE SYS INC                COM      00724F101       7,434        225,000   SH       SHARED-DEFINED     1        0    225,000  0
BRINKS HOME SEC HLDGS INC    COM      109699108       4,619        150,000   SH       SHARED-DEFINED     1        0    150,000  0
CISCO SYS INC                COM      17275R102       9,475        402,500   SH       SHARED-DEFINED     1        0    402,500  0
DAVITA INC                   COM      23918K108      11,328        200,000   SH       SHARED-DEFINED     1        0    200,000  0
FIDELITY NATIONAL FINANCIAL  CL A     31620R105       9,199        610,000   SH       SHARED-DEFINED     1        0    610,000  0
HARMAN INTL INDS INC         COM      413086109       8,661        255,650   SH       SHARED-DEFINED     1        0    255,650  0
HELIX ENERGY SOLUTIONS GRP I COM      42330P107       8,855        591,102   SH       SHARED-DEFINED     1        0    591,102  0
METAVANTE TECHNOLOGIES INC   COM      591407101      13,447        390,000   SH       SHARED-DEFINED     1        0    390,000  0
NRG ENERGY INC               COM NEW  629377508       4,792        170,000   SH       SHARED-DEFINED     1        0    170,000  0
OMNICOM GROUP INC            COM      681919106       9,604        260,000   SH       SHARED-DEFINED     1        0    260,000  0
PHH CORP                     COM NEW  693320202      13,789        695,000   SH       SHARED-DEFINED     1        0    695,000  0
TRANSDIGM GROUP INC          COM      893641100      22,415        450,000   SH       SHARED-DEFINED     1        0    450,000  0
UNION PAC CORP               COM      907818108      13,421        230,000   SH       SHARED-DEFINED     1        0    230,000  0
VARIAN MED SYS INC           COM      92220P105       6,951        165,000   SH       SHARED-DEFINED     1        0    165,000  0
WELLPOINT INC                COM      94973V107      12,077        255,000   SH       SHARED-DEFINED     1        0    255,000  0
WESCO INTL INC               COM      95082P105       4,608        160,000   SH       SHARED-DEFINED     1        0    160,000  0
WESTERN UN CO                COM      959802109      14,343        758,100   SH       SHARED-DEFINED     1        0    758,100  0

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